Assets and Liabilities for insurance and reinsurance contracts - Summary of issued insurance contracts' net asset or liability (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	S/ 11,227,845
Insurance service result	(178,392)	S/ (252,854)	S/ (272,079)
Total changes in the statement of income and other comprehensive income	67,062	(46,697)
Cash flows	(917,346)
Balance as of December 31	12,205,641	11,227,845
Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	5,411	5,936
Insurance service result	(81)	(509)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(73)	(16)
Total changes in the statement of income and other comprehensive income	(154)	(525)
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	5,257	5,411	5,936
Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Contractual service margin recognised for services provided	(80,622)	(70,761)
Contracts initially recognised in the period	289,323	252,526
Changes in estimates that adjust the contractual service margin	(98,705)	(93,177)
Insurance service result	109,996	88,588
Insurance financial expenses	37,712	27,688
Effect of movements in exchange rates	(4,637)	(7,721)
Total changes in the statement of income and other comprehensive income	143,071	108,555
Life insurance [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	11,133,966	12,701,733
Contractual service margin recognised for services provided	(80,622)	(70,761)
Risk adjustment recognised for the risk expired	(306)	(3,995)
Experience adjustments	(114,952)	84,129
Contracts initially recognised in the period	48,857	5,450
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that do not adjust the contractual service margin	88,567	121,147
Adjustments to liabilities for incurred claims	2,866	(16,698)
Insurance service result	(55,590)	119,272
Insurance financial expenses	1,509,160	(1,199,040)
Insurance financial result	553,529	515,294
Interest rate effect	955,631	(1,714,334)
Effect of movements in exchange rates	(118,652)	(245,963)
Total changes in the statement of income and other comprehensive income	1,334,918	(1,325,731)
Cash flows	(350,975)	(242,036)
Premiums received	749,090	816,911
Claims and other expenses paid	(1,008,640)	(967,912)
Insurance acquisition cash flows	(91,425)	(91,035)
Balance as of December 31	12,117,909	11,133,966	12,701,733
Life insurance [member] | Estimates of the present value of future cash flows [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	10,256,194	11,867,379
Contractual service margin recognised for services provided	0	0
Risk adjustment recognised for the risk expired	0	0
Experience adjustments	(114,952)	84,129
Contracts initially recognised in the period	(249,907)	(259,667)
Changes in estimates that adjust the contractual service margin	98,096	109,771
Changes in estimates that do not adjust the contractual service margin	70,637	171,284
Adjustments to liabilities for incurred claims	2,866	(16,698)
Insurance service result	(193,260)	88,819
Insurance financial expenses	1,471,337	(1,226,728)
Insurance financial result	515,706	487,606
Interest rate effect	955,631	(1,714,334)
Effect of movements in exchange rates	(111,021)	(231,240)
Total changes in the statement of income and other comprehensive income	1,167,056	(1,369,149)
Cash flows	(350,975)	(242,036)
Premiums received	749,090	816,911
Claims and other expenses paid	(1,008,640)	(967,912)
Insurance acquisition cash flows	(91,425)	(91,035)
Balance as of December 31	11,072,275	10,256,194	11,867,379
Life insurance [member] | Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	277,973	343,110
Contractual service margin recognised for services provided	0	0
Risk adjustment recognised for the risk expired	(306)	(3,995)
Experience adjustments	0	0
Contracts initially recognised in the period	9,441	12,591
Changes in estimates that adjust the contractual service margin	609	(16,594)
Changes in estimates that do not adjust the contractual service margin	17,930	(50,137)
Adjustments to liabilities for incurred claims	0	0
Insurance service result	27,674	(58,135)
Insurance financial expenses	111	0
Insurance financial result	111	0
Interest rate effect	0	0
Effect of movements in exchange rates	(2,994)	(7,002)
Total changes in the statement of income and other comprehensive income	24,791	(65,137)
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	302,764	277,973	343,110
Life insurance [member] | Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	599,799	491,244
Contractual service margin recognised for services provided	(80,622)	(70,761)
Risk adjustment recognised for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognised in the period	289,323	252,526
Changes in estimates that adjust the contractual service margin	(98,705)	(93,177)
Changes in estimates that do not adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	109,996	88,588
Insurance financial expenses	37,712	27,688
Insurance financial result	37,712	27,688
Interest rate effect	0	0
Effect of movements in exchange rates	(4,637)	(7,721)
Total changes in the statement of income and other comprehensive income	143,071	108,555
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	S/ 742,870	S/ 599,799	S/ 491,244